UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	3-31-99

Check here if Amendment:	XXX; Amendment Number:	1
  This Amendment (Check only one.)  XXX is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	R. ELIOT KING & ASSOCIATES, INC.
Address:	3000 Sand Hill Road, #2-245
		Menlo Park, CA  94025

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barbara S. Joyner
Title:	Vice President and Treasurer
Phone:	650-854-2882

Signature, Place and Date of Signing:

	Barbara S. Joyner		Menlo Park, CA		4-12-1999
												Date

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name

	29-________________		________________________________________
	Repeat as necessary

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:		276,473


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

NONE
	No.		Form 13F File Number		Name

	____		28-___________			___________________________

	Repeat as necessary.


			 VALUE	SHARES/	SH/	PUT/ INVSTMT	-----VOTING AUTHORITY--
---
  NAME OF ISSUER	-TITLE OF CLASS-	--CUSIP--	(x$1000)	PRN AMT	PRN	CALL
DSCRETN -MANAGERS-	    SOLE   SHARED     NONE
D AT&T	COM	001957109	   24243	 303754	SH	     OTHER   01
277385    26369
"D Apria Healthcare Group, Inc."	COM	037933108	     190	  16000	SH
OTHER   01	            16000
D Cerus Corporation	COM	157085101	    2296	 103195	SH	     OTHER   01
103195
D Coulter Pharmaceutical	COM	222116105	     237	  10888	SH	     OTHER
01	            10888
"D DST Systems, Inc."	COM	233326107	   12906	 214884	SH	     OTHER   01
196220    18664
D HNC Software Inc.	COM	40425P107	   38331	1170420	SH	     OTHER   01
990020   180400
"D IDG Books Worldwide, Inc."	COM	449384106	    3182	 127600	SH	     OTHER
01	           118000     9600
D Incyte Pharmaceuticals	COM	45337C102	   15296	 762400	SH	     OTHER
01	           648800   113600
D Information Resources	COM	456905108	   15378	2388873	SH	     OTHER   01
1956320   432553
D Intel Corporation	COM	458140100	   21977	 184877	SH	     OTHER   01
168612    16265
D Intuit Inc.	COM	461202103	   13207	 129800	SH	     OTHER   01
117500    12300
D J. Alexander's Corporation	COM	433096104	     347	  97400	SH	     OTHER
01	            97400
D KLA-Tencor Corporation	COM	482480100	   25805	 531385	SH	     OTHER
01	           439660    91725
D Liberty Media Group Class A	COM	001957208	   15775	 299964	SH	     OTHER
01	           274383    25581
D Microsoft Corporation	COM	594918104	    1004	  11200	SH	     OTHER   01
11200
D Network Equipment Technologies	COM	641208103	   11755	1315225	SH
OTHER   01	          1071400   243825
"D Safeway, Inc."	COM	786514208	   23506	 458100	SH	     OTHER   01
418000    40100
D Sola International	COM	834092108	    6773	 561500	SH	     OTHER   01
512400    49100
D State Street Corporation	COM	857477103	   22717	 276200	SH	     OTHER
01	           252700    23500
D Transaction Systems Architects	COM	893416107	   21546	 598500	SH
OTHER   01	           500100    98400
S REPORT SUMMARY	20 DATA RECORDS		  276473		  1	OTHER MANAGERS ON WHOSE
	BEHALF REPORT IS FILED